FINANCIAL INSTRUMENTS (Carrying amounts and fair values) (Details)
$ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	Jan. 01, 2023 USD ($)	Jan. 01, 2023 CAD ($)	Jan. 01, 2023 GBP (£)	Jan. 01, 2023 EUR (€)	Jan. 01, 2023 AUD ($)	Jan. 01, 2023 MXN ($)	Jan. 01, 2023 CNY (¥)	Jan. 01, 2023 BDT (৳)	Jan. 01, 2023 COP ($)	Jan. 02, 2022 USD ($)	Jan. 03, 2021 USD ($)
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash and cash equivalents (note 6)	$ 150,417	$ 4.7	£ 0.7	€ 3.2	$ 1.1	$ 6.7	¥ 2.0	৳ 14.8	$ 0.2	$ 179,246	$ 505,264
Trade accounts receivable (note 7)	248,785	$ 13.0	£ 4.6	€ 17.8	$ 4.0	$ 4.1	¥ 0.7	৳ 0.0	$ 0.0	329,967
Financial liabilities, carrying value	1,495,200
Financing arrangements	26,900									18,100
Financial liabilities, fair value	197,100									212,200
Financial liabilities, timing differences	35,700									48,800
Financial liabilities at amortised cost | Accounts payable and accrued liabilities (1)
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	462,496									436,073
Financial liabilities, fair value	462,496									436,073
Financial liabilities at amortised cost | Long term borrowings with variable rates
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	730,000									400,000
Financial liabilities, fair value	730,000									400,000
Financial liabilities at amortised cost | Long term borrowings with fixed rates
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	200,000									200,000
Financial liabilities, fair value	200,000									200,000
Derivative financial liabilities included in accounts payable and accrued liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	8,712									4,328
Financial liabilities, fair value	8,712									4,328
Financial assets at amortised cost | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash and cash equivalents (note 6)	150,417									179,246
Financial assets, fair value	150,417									179,246
Financial assets at amortised cost | Trade accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade accounts receivable (note 7)	248,785									329,967
Financial assets, fair value	248,785									329,967
Financial assets at amortised cost | Financial assets included in prepaid expenses, deposits and other current assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	48,274									69,995
Financial assets, fair value	48,274									69,995
Financial assets at amortised cost | Long-term non-trade receivables included in other non-current assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	118									390
Financial assets, fair value	118									390
Derivative financial assets included in prepaid expenses, deposits and other current assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	23,765									62,758
Financial assets, fair value	$ 23,765									$ 62,758